Capital transactions	12 Months Ended
Dec. 31, 2014
Capital transactions [Abstract]
Capital transactions

Note 12 - Capital transactions

Preferred stock

On January 29, 2008, the Company amended its articles of association and authorized 1,000,000 preferred shares. No preferred shares were issued or registered in the IPO. There were no preferred shares issued and outstanding as of December 31, 2014 and 2013.

Issuance of capital stock

On January 21, 2014, a total of 160,000 ordinary shares were issued to the Company's directors and certain employees , which vested immediately. The grant date fair value was $3.36 per share. Share-based compensation expense of $538 was recognized in the consolidated statements of comprehensive income (loss) in 2014.

On March 1, 2013 and June 3, 2013, a total of 195,000 ordinary shares were issued to the Company's employees, directors and consultants. Share-based compensation expense of $225 was recognized in the consolidated statements of comprehensive income (loss) in 2013.

On January 1, 2012, a total of 207,000 ordinary shares were issued to our employees, directors and consultants. Share-based compensation expense of $273 was recognized in the consolidated statements of comprehensive income (loss) in 2012.